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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 10123

The North Country Funds

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, New York 11788

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A and Exhibit B is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          THE NORTH COUNTRY FUNDS

By (Signature and Title)*    /s/ Michael J. Wagner

         Michael J. Wagner, President

Date 7/20/06

* Print the name and title of each signing officer under his or her signature.

Item 1, Exhibit A
Vote Summary Report
Jan 01, 2006 - Mar 31, 2006

North Country Equity Growth Fund Investment Company Act file number: 811- 10123

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

02/01/06 - A	ACCENTURE LTD BERMUDA *ACN*		G1150G111		12/05/05		44,000
Meeting for Holders of ADRs
	1	APPOINTMENT OF THE FOLLOWING NOMINEE TO THE BOARD OF DIRECTORS: DINA DUBLON	For	For			Mgmt
	2	APPOINTMENT OF THE FOLLOWING NOMINEE TO THE BOARD OF DIRECTORS: WILLIAM D. GREEN	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

01/31/06 - A	BJ Services Company *BJS*		055482103		12/06/05		50,000
	1	Elect Directors	For	For			Mgmt
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Adjourn Meeting	For	Against			Mgmt

02/03/06 - S	BlackRock Liquidity Funds *TMPXX*		09248U619		11/23/05		9,354,528
	1	Elect Directors	For	For			Mgmt
	2	Approve Investment Advisory Agreement	For	For			Mgmt

01/25/06 - A	Costco Wholesale Corporation *COST*		22160K105		12/02/05		13,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	Against			Mgmt
	3	Declassify the Board of Directors	Against	For			ShrHoldr
	4	Adopt Vendor Standards	Against	Against			ShrHoldr
	5	Ratify Auditors	For	For			Mgmt

03/15/06 - A	Hewlett-Packard Co. *HPQ*		428236103		01/17/06		45,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	5	Claw-Back of Payments under Restatement	Against	Against			ShrHoldr

03/30/06 - A	Nokia Corp. *NOK*		654902204		02/06/06		70,000
Meeting for Holders of ADRs
	1	APPROVAL OF THE INCOME STATEMENTS AND THE BALANCE SHEETS.	For	For			Mgmt
	2	PROPOSAL TO THE ANNUAL GENERAL MEETING OF A DIVIDEND OF EUR 0.37 PER SHARE.	For	For			Mgmt
	3	APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.	For	For			Mgmt
	4	APPROVAL OF THE REMUNERATION TO BE PAID TO THE MEMBERS OF THE BOARD OF DIRECTORS.	For	For			Mgmt
	5	PROPOSAL ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS AS PROPOSED BY THE CORPORATE GOVERNANCE AND NOMINATION COMMITTEE.	For	For			Mgmt
	6	Elect Directors	For	For			Mgmt
	7	APPROVAL OF THE REMUNERATION TO BE PAID TO THE AUDITOR.	For	For			Mgmt
	8	APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS OY AS THE AUDITORS FOR FISCAL YEAR 2006.	For	For			Mgmt
	9	PROPOSAL OF THE BOARD TO REDUCE THE SHARE CAPITAL THROUGH CANCELLATION OF NOKIA SHARES HELD BY COMPANY.	For	For			Mgmt
	10	AUTHORIZATION TO THE BOARD TO INCREASE THE SHARE CAPITAL OF THE COMPANY.	For	For			Mgmt
	11	AUTHORIZATION TO THE BOARD TO REPURCHASE NOKIA SHARES.	For	For			Mgmt
	12	AUTHORIZATION TO THE BOARD TO DISPOSE NOKIA SHARES HELD BY THE COMPANY.	For	For			Mgmt
	13	MARK THE FOR BOX IF YOU WISH TO INSTRUCT NOKIA S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON YOUR BEHALF ONLY UPON ITEM 13.	For	Against			Mgmt

03/07/06 - A	QUALCOMM Inc. *QCOM*		747525103		01/06/06		28,000
	1	Elect Directors	For	Withhold			Mgmt
	2	Declassify the Board and Eliminate Cumulative Voting	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Adjourn Meeting	For	Against			Mgmt

03/31/06 - A	The Goldman Sachs Group, Inc. *GS*		38141G104		01/30/06		17,500
	1	Elect Directors	For	For			Mgmt
	2	Amend Restricted Partner Compensation Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

01/11/06 - A	Walgreen Co. *WAG*		931422109		11/14/05		39,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Stock Option Plan	For	Against			Mgmt

Item 1, Exhibit A
Vote Summary Report
Apr 01, 2006 - Jun 30, 2006

North Country Equity Growth Fund Investment Company Act file number: 811- 10123

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/28/06 - A	Abbott Laboratories *ABT*		002824100		03/01/06		40,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Performance-Based Equity Awards	Against	For			ShrHoldr
	4	Report on Political Contributions	Against	Against			ShrHoldr
	5	Separate Chairman and CEO Positions	Against	For			ShrHoldr

04/20/06 - A	ALLTEL Corp. *AT*		020039103		02/24/06		14,500
	1	Elect Directors	For	For			Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

04/24/06 - A	American Express Co. *AXP*		025816109		02/28/06		40,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Limit/Prohibit Executive Stock-Based Awards	Against	Against			ShrHoldr
	4	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	5	Exclude Reference to Sexual Orientation from the Company's EEO Statement	Against	Against			ShrHoldr
	6	Company-Specific -- Reimbursement of Expenses for Certain Shareholder-Nominated Director Candidates	Against	Against			ShrHoldr

05/10/06 - A	Amgen, Inc. *AMGN*		031162100		03/13/06		18,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Stock Retention	Against	For			ShrHoldr

        ISS recognizes that Amgen has implemented stock ownership guidelines which take effect at the end of December 2007. However, we believe that these guidelines are not rigorous enough and should go beyond the standard 5x salary for CEOs. In addition, the company does not have a retention ratio nor a holding period requirement. As such, we believe this proposal warrants shareholder support.

	4	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	5	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr

In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill should be put to a shareholder vote or redeemed and that any new pill be put to a shareholder vote.

	6	Develop an Animal Welfare Policy	Against	Against			ShrHoldr
	7	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

ISS advocates that the director election system give full effect to the shareholder franchise. ISS views director election reform as a multi-year, multi-step process. ISS' approach to the issue will likely evolve over time as the marketplace advances the debate. We feel that the company's current policy that directors who receive a majority of withhold votes tender their resignation is a move toward a more democratic voting process. However, we do not believe that this resignation policy is a sufficient alternative to the proposed majority voting standard, especially given that the company has a classified board and a non-shareholder approved poison pill. ISS feels that support for this proposal, coupled with continued debate on election reforms, will allow the director election system to evolve to the next level.

	8	Report on Political Contributions	For	For			ShrHoldr

05/04/06 - A	Apache Corp. *APA*		037411105		03/15/06		31,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Frederick M. Bohen --- Withhold
	1.2	Elect Director George D. Lawrence --- Withhold
	1.3	Elect Director Rodman D. Patton --- For
	1.4	Elect Director Charles J. Pitman --- For
	1.5	Elect Director Jay A. Precourt --- For
	2	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt

04/27/06 - A	Apple Computer, Inc. *AAPL*		037833100		02/28/06		9,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Computer Recycling Policy	Against	Against			ShrHoldr

05/17/06 - A	Aqua America, Inc. *WTR*		03836W103		03/27/06		17,333
	1	Elect Directors	For	For			Mgmt

04/27/06 - A	Baker Hughes Incorporated *BHI*		057224107		03/01/06		26,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	4	Amend Vote Requirements to Amend Articles/Bylaws/Charter	Against	For			ShrHoldr

04/26/06 - A	Bank of America Corp. *BAC*		060505104		03/03/06		44,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Publish Political Contributions	Against	Against			ShrHoldr
	5	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	6	Provide for an Independent Chairman	Against	For			ShrHoldr
	7	Exclude Reference to Sexual Orientation from the Company's EEO Statement	Against	Against			ShrHoldr

04/20/06 - A	Carnival Corp. *CCL*		143658300		02/21/06		30,000
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	TO AUTHORIZE THE AUDIT COMMITTEE OF CARNIVAL PLC TO AGREE TO THE REMUNERATION OF THE INDEPENDENT AUDITORS.	For	For			Mgmt
	4	TO RECEIVE THE ACCOUNTS AND REPORTS FOR CARNIVAL PLC FOR THE FINANCIAL YEAR ENDED NOVEMBER 30, 2005.	For	For			Mgmt
	5	TO APPROVE THE DIRECTORS REMUNERATION REPORT OF CARNIVAL PLC.	For	For			Mgmt
	6	TO APPROVE LIMITS ON THE AUTHORITY TO ALLOT SHARES BY CARNIVAL PLC.	For	For			Mgmt
	7	TO APPROVE THE DISAPPLICATION OF PRE-EMPTION RIGHTS FOR CARNIVAL PLC.	For	For			Mgmt
	8	TO APPROVE A GENERAL AUTHORITY FOR CARNIVAL PLC TO BUY BACK CARNIVAL PLC ORDINARY SHARES IN THE OPEN MARKET.	For	For			Mgmt

04/26/06 - A	Chevron Corporation *CVX*		166764100		03/06/06		16,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Company-Specific-Reimbursement of Stockholder Proposal	Against	For			ShrHoldr
	4	Report on Environmental Impact of Drilling in Sensitive Areas	Against	Against			ShrHoldr
	5	Report on Political Contributions	Against	Against			ShrHoldr
	6	Adopt an Animal Welfare Policy	Against	Against			ShrHoldr
	7	Adopt a Human Rights Policy	Against	For			ShrHoldr
	8	Report on Remediation Expenses in Ecuador	Against	Against			ShrHoldr

04/18/06 - A	Citigroup Inc. *C*		172967101		02/24/06		34,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Reduce Supermajority Vote Requirement	For	For			Mgmt
	4	Reduce Supermajority Vote Requirement	For	For			Mgmt
	5	Reduce Supermajority Vote Requirement	For	For			Mgmt
	6	End Issuance of Options and Prohibit Repricing	Against	Against			ShrHoldr
	7	Report on Political Contributions	Against	Against			ShrHoldr
	8	Report on Charitable Contributions	Against	Against			ShrHoldr
	9	Performance-Based Equity Awards	Against	For			ShrHoldr

Because this proposal provides for a "significant portion" of long-term equity compensation to executives be performance-based, it is not overly restrictive and does not limit the board's ability to create a competitive compensation package for its senior executives. Shareholders are advised to vote in favor of this item.

	10	Reimbursement of Expenses Incurred by Shareholder(s)	Against	Against			ShrHoldr
	11	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	12	Clawback of Payments Under Restatement	Against	Against			ShrHoldr

05/04/06 - A	Colgate-Palmolive Co. *CL*		194162103		03/07/06		30,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	5	Performance-Based Equity Awards	Against	For			ShrHoldr

05/10/06 - A	Dentsply International, Inc. *XRAY*		249030107		03/24/06		15,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/13/06 - A	eBay Inc. *EBAY*		278642103		04/17/06		24,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/12/06 - A	Ecolab, Inc. *ECL*		278865100		03/14/06		27,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Leslie S. Biller --- For
	1.2	Elect Director Jerry A. Grundhofer --- For
	1.3	Elect Director Kasper Rorsted --- For
	1.4	Elect Director John J. Zillmer --- Withhold
	2	Ratify Auditors	For	For			Mgmt

04/24/06 - A	Eli Lilly and Co. *LLY*		532457108		02/15/06		23,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Animal Welfare Policy	Against	Against			ShrHoldr
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	5	Declassify the Board of Directors	Against	For			ShrHoldr
	6	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

05/31/06 - A	Exxon Mobil Corp. *XOM*		30231G102		04/06/06		16,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Provide for Cumulative Voting	Against	Against			ShrHoldr
	4	Require a Majority Vote for the Election of Directors	Against	Against			ShrHoldr
	5	Company-Specific-Nominate Independent Director with Industry Experience	Against	Against			ShrHoldr
	6	Require Director Nominee Qualifications	Against	Against			ShrHoldr
	7	Non-Employee Director Compensation	Against	Against			ShrHoldr
	8	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	9	Review Executive Compensation	Against	Against			ShrHoldr
	10	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	11	Report on Political Contributions	Against	Against			ShrHoldr
	12	Report on Charitable Contributions	Against	Against			ShrHoldr
	13	Amend Equal Employment Opportunity Policy to Prohibit Discrimination Based on Sexual Orientation	Against	Against			ShrHoldr
	14	Report on Damage Resulting from Drilling for Oil and gas in Protected Areas	Against	Against			ShrHoldr
	15	Report Accountability for Company's Environmental Impacts due to Operation	Against	Against			ShrHoldr

04/26/06 - A	General Electric Co. *GE*		369604103		02/27/06		60,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For
	1.2	Elect Director Sir William M. Castell --- For
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Jeffrey R. Immelt --- For
	1.6	Elect Director Andrea Jung --- For
	1.7	Elect Director Alan G. Lafley --- For
	1.8	Elect Director Robert W. Lane --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner, III --- For
	1.15	Elect Director Robert C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	Against			ShrHoldr
	4	Adopt Policy on Overboarded Directors	Against	For			ShrHoldr
	5	Company-Specific -- One Director from the Ranks of the Retirees	Against	Against			ShrHoldr
	6	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	7	Require a Majority Vote for the Election of Directors	Against	Against			ShrHoldr
	8	Report on Environmental Policies	Against	Against			ShrHoldr

04/29/06 - A	Harley-Davidson, Inc. *HDI*		412822108		03/09/06		18,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/20/06 - A	Inco Limited *N.*		453258402		03/06/06		13,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For			Mgmt

06/07/06 - A	Ingersoll-Rand Company Limited *IR*		G4776G101		04/10/06		30,000
Meeting for Holders of ADRs
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director T.E. Martin --- Withhold
	1.2	Elect Director P. Nachtigal --- For
	1.3	Elect Director R.J. Swift --- For
	2	Ratify Auditors	For	For			Mgmt

05/17/06 - A	Intel Corp. *INTC*		458140100		03/20/06		56,500
	1	Elect Director Craig R. Barrett	For	For			Mgmt
	2	Elect Director Charlene Barshefsky	For	For			Mgmt
	3	Elect Director E. John P. Browne	For	For			Mgmt
	4	Elect Director D. James Guzy	For	For			Mgmt
	5	Elect Director Reed E. Hundt	For	For			Mgmt
	6	Elect Director Paul S. Otellini	For	For			Mgmt
	7	Elect Director James D. Plummer	For	For			Mgmt
	8	Elect Director David S. Pottruck	For	For			Mgmt
	9	Elect Director Jane E. Shaw	For	For			Mgmt
	10	Elect Director John L. Thornton	For	For			Mgmt
	11	Elect Director David B. Yoffie	For	For			Mgmt
	12	Rescind Fair Price Provision	For	For			Mgmt
	13	Amend Articles/Bylaws/Repeal Supermajority Vote	For	For			Mgmt
	14	Ratify Auditors	For	For			Mgmt
	15	Approve Omnibus Stock Plan	For	For			Mgmt
	16	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

04/25/06 - A	International Business Machines Corp. *IBM*		459200101		02/24/06		17,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Cathleen Black --- For
	1.2	Elect Director Kenneth I. Chenault --- For
	1.3	Elect Director Juergen Dormann --- For
	1.4	Elect Director Michael L. Eskew --- Withhold
	1.5	Elect Director Shirley Ann Jackson --- For
	1.6	Elect Director Minoru Makihara --- For
	1.7	Elect Director Lucio A. Noto --- For
	1.8	Elect Director James W. Owens --- For
	1.9	Elect Director Samuel J. Palmisano --- For
	1.10	Elect Director Joan E. Spero --- For
	1.11	Elect Director Sidney Taurel --- For
	1.12	Elect Director Charles M. Vest --- For
	1.13	Elect Director Lorenzo H. Zambrano --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Evaluate Age Discrimination in Retirement Plans	Against	Against			ShrHoldr
	5	Time-Based Equity Awards	Against	For			ShrHoldr
	6	Increase Disclosure of Executive Compensation	Against	For			ShrHoldr
	7	Report on Outsourcing	Against	Against			ShrHoldr
	8	Implement/ Increase Activity on the China Principles	Against	Against			ShrHoldr
	9	Report on Political Contributions	Against	Against			ShrHoldr
	10	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	11	Adopt Simple Majority Vote	Against	For			ShrHoldr

05/09/06 - A	ITT Corp. *ITT*		450911102		03/17/06		45,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Change Company Name	For	For			Mgmt

04/27/06 - A	Johnson & Johnson *JNJ*		478160104		02/28/06		26,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Articles to Remove Antitakeover Provision	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Disclose Charitable Contributions	Against	Against			ShrHoldr
	5	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

04/27/06 - A	Lockheed Martin Corp. *LMT*		539830109		03/01/06		32,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director E.C. Aldridge, Jr. --- For
	1.2	Elect Director Nolan D. Archibald --- Withhold
	1.3	Elect Director Marcus C. Bennett --- For
	1.4	Elect Director James O. Ellis, Jr. --- For
	1.5	Elect Director Gwendolyn S. King --- For
	1.6	Elect Director James M. Loy --- For
	1.7	Elect Director Douglas H. McCorkindale --- For
	1.8	Elect Director Eugene F. Murphy --- For
	1.9	Elect Director Joseph W. Ralston --- For
	1.10	Elect Director Frank Savage --- For
	1.11	Elect Director James M. Schneider --- For
	1.12	Elect Director Anne Stevens --- For
	1.13	Elect Director Robert J. Stevens --- For
	1.14	Elect Director James R. Ukropina --- For
	1.15	Elect Director Douglas C. Yearley --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Amend Articles/Bylaws/Charter-Non-Routine	For	For			Mgmt
	5	Increase Disclosure of Executive Compensation	Against	Against			ShrHoldr
	6	Adopt Simple Majority Vote Requirement	Against	For			ShrHoldr
	7	Report Equal Employment Opportunity Information	Against	For			ShrHoldr
	8	Report on Depleted Uranium Weapons Components	Against	Against			ShrHoldr

05/25/06 - A	Lowe's Companies, Inc. *LOW*		548661107		03/31/06		19,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Company Specific--RELATING TO THE BOARD OF DIRECTORS	For	For			Mgmt
	6	Report on Wood Procurement Policy	Against	Against			ShrHoldr

04/28/06 - A	Merrill Lynch & Co., Inc. *MER*		590188108		02/27/06		27,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Compensation- Director Compensation	Against	Against			ShrHoldr
	5	Review Executive Compensation	Against	For			ShrHoldr

04/27/06 - A	NOBLE CORP *NE*		G65422100		03/02/06		18,000
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	MEMBER (SHAREHOLDER) PROPOSAL TO SEPARATE THE POSITIONS OF CHAIRMAN/CHIEF EXECUTIVE OFFICER.	Against	For			ShrHoldr

05/03/06 - A	PepsiCo, Inc. *PEP*		713448108		03/10/06		31,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Publish Political Contributions	Against	Against			ShrHoldr
	4	Report on Charitable Contributions	Against	Against			ShrHoldr

04/25/06 - A	Praxair, Inc. *PX*		74005P104		03/01/06		24,000
	1	Elect Directors	For	For			Mgmt
	2	Declassify the Board of Directors	None	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/24/06 - A	Southern Company *SO*		842587107		03/27/06		22,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

06/06/06 - A	Staples, Inc. *SPLS*		855030102		04/10/06		67,500
	1	Elect Directors	For	For			Mgmt
	2	Declassify the Board of Directors	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

04/26/06 - A	T. Rowe Price Group, Inc. *TROW*		74144T108		02/24/06		30,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Edward C. Bernard --- Withhold
	1.2	Elect Director James T. Brady --- For
	1.3	Elect Director J. Alfred Broaddus, Jr. --- For
	1.4	Elect Director Donald B. Hebb, Jr. --- Withhold
	1.5	Elect Director James A.C. Kennedy --- Withhold
	1.6	Elect Director George A. Roche --- Withhold
	1.7	Elect Director Brian C. Rogers --- Withhold
	1.8	Elect Director Dr. Alfred Sommer --- For
	1.9	Elect Director Dwight S. Taylor --- For
	1.10	Elect Director Anne Marie Whittemore --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Other Business	For	Against			Mgmt

05/17/06 - A	Target Corporation *TGT*		87612E106		03/20/06		28,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report Political Contributions/Activities	Against	Against			ShrHoldr

05/04/06 - A	Teva Pharmaceutical Industries *TEVA*		881624209		03/27/06		48,000
Meeting for Holders of ADRs
	1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2005 AND THE CONSOLIDATED STATEMENTS OF INCOME FOR THE YEAR THEN ENDED.	For	For			Mgmt
	2	TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2005 BE DECLARED FINAL.	For	For			Mgmt
	3	TO APPOINT PROF. GABRIELA SHALEV AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS.	For	For			Mgmt
	4	TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: DR. PHILLIP FROST	For	For			Mgmt
	5	TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: CARLO SALVI	For	For			Mgmt
	6	TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: DAVID SHAMIR	For	For			Mgmt
	7	TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.	For	Against			Mgmt
	8	TO APPROVE AN AMENDMENT TO SECTION 60(E) OF THE COMPANY S ARTICLES OF ASSOCIATION.	For	For			Mgmt
	9	TO APPROVE AN INCREASE IN THE REMUNERATION PAID TO THE DIRECTORS OF THE COMPANY (OTHER THAN THE CHAIRMAN OF THE BOARD).	For	For			Mgmt
	10	TO APPOINT KESSELMAN & KESSELMAN, AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND DETERMINE THEIR COMPENSATION.	For	For			Mgmt

04/11/06 - A	The Bank Of New York Co., Inc. *BK*		064057102		02/21/06		33,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Frank J. Biondi --- For
	1.2	Elect Director Nicholas M. Donofrio --- For
	1.3	Elect Director Gerald L. Hassel --- For
	1.4	Elect Director Richard J. Kogan --- For
	1.5	Elect Director Michael J. Kowalski --- For
	1.6	Elect Director John A. Luke, Jr. --- For
	1.7	Elect Director John C. Malone --- Withhold
	1.8	Elect Director Paul Myners --- For
	1.9	Elect Director Catherine A. Rein --- For
	1.10	Elect Director Thomas A. Renyi --- For
	1.11	Elect Director William C. Richardson --- For
	1.12	Elect Director Brian l. Roberts --- For
	1.13	Elect Director Samuel C. Scott, III --- For
	1.14	Elect Director Richard C. Vaughan --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Reimbursement of Expenses of Opposition Candidates	Against	Against			ShrHoldr

05/17/06 - A	The Hartford Financial Services Group, Inc. *HIG*		416515104		03/20/06		28,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/26/06 - A	The McGraw-Hill Companies, Inc. *MHP*		580645109		03/07/06		19,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Declassify the Board of Directors	Against	For			ShrHoldr

04/12/06 - A	United Technologies Corp. *UTX*		913017109		02/14/06		43,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt
	4	Establish Term Limits for Directors	Against	Against			ShrHoldr
	5	Report on Foreign Sales of Military Products	Against	Against			ShrHoldr

04/27/06 - A	Valero Energy Corp. *VLO*		91913Y100		03/01/06		29,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/16/06 - A	Wellpoint Inc *WLP*		94973V107		03/24/06		22,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/25/06 - A	Wells Fargo & Company *WFC*		949746101		03/07/06		24,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Lloyd H. Dean --- For
	1.2	Elect Director Susan E. Engel --- For
	1.3	Elect Director Enrique Hernandez, Jr. --- For
	1.4	Elect Director Robert L. Joss --- For
	1.5	Elect Director Richard M. Kovacevich --- For
	1.6	Elect Director Richard D. McCormick --- For
	1.7	Elect Director Cynthia H. Milligan --- Withhold
	1.8	Elect Director Nicholas G. Moore --- For
	1.9	Elect Director Philip J. Quigley --- Withhold
	1.10	Elect Director Donald B. Rice --- Withhold
	1.11	Elect Director Judith M. Runstad --- For
	1.12	Elect Director Stephen W. Sanger --- For
	1.13	Elect Director Susan G. Swenson --- For
	1.14	Elect Director Michael W. Wright --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	5	Compensation- Director Compensation	Against	Against			ShrHoldr
	6	Report on Discrimination in Lending	Against	Against			ShrHoldr

05/01/06 - A	Zimmer Holdings Inc *ZMH*		98956P102		03/08/06		10,500
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Declassify the Board of Directors	Against	For			ShrHoldr

Item 1, Exhibit A
Vote Summary Report
Apr 01, 2006 - Jun 30, 2006

North Country Equity Growth Fund Investment Company Act file number: 811- 10123

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/28/06 - A	Abbott Laboratories *ABT*		002824100		03/01/06		40,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Performance-Based Equity Awards	Against	For			ShrHoldr
	4	Report on Political Contributions	Against	Against			ShrHoldr
	5	Separate Chairman and CEO Positions	Against	For			ShrHoldr

04/20/06 - A	ALLTEL Corp. *AT*		020039103		02/24/06		14,500
	1	Elect Directors	For	For			Mgmt
	2	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

04/24/06 - A	American Express Co. *AXP*		025816109		02/28/06		40,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Limit/Prohibit Executive Stock-Based Awards	Against	Against			ShrHoldr
	4	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	5	Exclude Reference to Sexual Orientation from the Company's EEO Statement	Against	Against			ShrHoldr
	6	Company-Specific -- Reimbursement of Expenses for Certain Shareholder-Nominated Director Candidates	Against	Against			ShrHoldr

05/10/06 - A	Amgen, Inc. *AMGN*		031162100		03/13/06		18,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Stock Retention	Against	For			ShrHoldr

        ISS recognizes that Amgen has implemented stock ownership guidelines which take effect at the end of December 2007. However, we believe that these guidelines are not rigorous enough and should go beyond the standard 5x salary for CEOs. In addition, the company does not have a retention ratio nor a holding period requirement. As such, we believe this proposal warrants shareholder support.

	4	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	5	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For			ShrHoldr

In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill should be put to a shareholder vote or redeemed and that any new pill be put to a shareholder vote.

	6	Develop an Animal Welfare Policy	Against	Against			ShrHoldr
	7	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

ISS advocates that the director election system give full effect to the shareholder franchise. ISS views director election reform as a multi-year, multi-step process. ISS' approach to the issue will likely evolve over time as the marketplace advances the debate. We feel that the company's current policy that directors who receive a majority of withhold votes tender their resignation is a move toward a more democratic voting process. However, we do not believe that this resignation policy is a sufficient alternative to the proposed majority voting standard, especially given that the company has a classified board and a non-shareholder approved poison pill. ISS feels that support for this proposal, coupled with continued debate on election reforms, will allow the director election system to evolve to the next level.

	8	Report on Political Contributions	For	For			ShrHoldr

05/04/06 - A	Apache Corp. *APA*		037411105		03/15/06		31,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Frederick M. Bohen --- Withhold
	1.2	Elect Director George D. Lawrence --- Withhold
	1.3	Elect Director Rodman D. Patton --- For
	1.4	Elect Director Charles J. Pitman --- For
	1.5	Elect Director Jay A. Precourt --- For
	2	Amend Non-Employee Director Stock Option Plan	For	For			Mgmt

04/27/06 - A	Apple Computer, Inc. *AAPL*		037833100		02/28/06		9,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Computer Recycling Policy	Against	Against			ShrHoldr

05/17/06 - A	Aqua America, Inc. *WTR*		03836W103		03/27/06		17,333
	1	Elect Directors	For	For			Mgmt

04/27/06 - A	Baker Hughes Incorporated *BHI*		057224107		03/01/06		26,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For			Mgmt
	4	Amend Vote Requirements to Amend Articles/Bylaws/Charter	Against	For			ShrHoldr

04/26/06 - A	Bank of America Corp. *BAC*		060505104		03/03/06		44,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt
	4	Publish Political Contributions	Against	Against			ShrHoldr
	5	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	6	Provide for an Independent Chairman	Against	For			ShrHoldr
	7	Exclude Reference to Sexual Orientation from the Company's EEO Statement	Against	Against			ShrHoldr

04/20/06 - A	Carnival Corp. *CCL*		143658300		02/21/06		30,000
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	TO AUTHORIZE THE AUDIT COMMITTEE OF CARNIVAL PLC TO AGREE TO THE REMUNERATION OF THE INDEPENDENT AUDITORS.	For	For			Mgmt
	4	TO RECEIVE THE ACCOUNTS AND REPORTS FOR CARNIVAL PLC FOR THE FINANCIAL YEAR ENDED NOVEMBER 30, 2005.	For	For			Mgmt
	5	TO APPROVE THE DIRECTORS REMUNERATION REPORT OF CARNIVAL PLC.	For	For			Mgmt
	6	TO APPROVE LIMITS ON THE AUTHORITY TO ALLOT SHARES BY CARNIVAL PLC.	For	For			Mgmt
	7	TO APPROVE THE DISAPPLICATION OF PRE-EMPTION RIGHTS FOR CARNIVAL PLC.	For	For			Mgmt
	8	TO APPROVE A GENERAL AUTHORITY FOR CARNIVAL PLC TO BUY BACK CARNIVAL PLC ORDINARY SHARES IN THE OPEN MARKET.	For	For			Mgmt

04/26/06 - A	Chevron Corporation *CVX*		166764100		03/06/06		16,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Company-Specific-Reimbursement of Stockholder Proposal	Against	For			ShrHoldr
	4	Report on Environmental Impact of Drilling in Sensitive Areas	Against	Against			ShrHoldr
	5	Report on Political Contributions	Against	Against			ShrHoldr
	6	Adopt an Animal Welfare Policy	Against	Against			ShrHoldr
	7	Adopt a Human Rights Policy	Against	For			ShrHoldr
	8	Report on Remediation Expenses in Ecuador	Against	Against			ShrHoldr

04/18/06 - A	Citigroup Inc. *C*		172967101		02/24/06		34,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Reduce Supermajority Vote Requirement	For	For			Mgmt
	4	Reduce Supermajority Vote Requirement	For	For			Mgmt
	5	Reduce Supermajority Vote Requirement	For	For			Mgmt
	6	End Issuance of Options and Prohibit Repricing	Against	Against			ShrHoldr
	7	Report on Political Contributions	Against	Against			ShrHoldr
	8	Report on Charitable Contributions	Against	Against			ShrHoldr
	9	Performance-Based Equity Awards	Against	For			ShrHoldr

Because this proposal provides for a "significant portion" of long-term equity compensation to executives be performance-based, it is not overly restrictive and does not limit the board's ability to create a competitive compensation package for its senior executives. Shareholders are advised to vote in favor of this item.

	10	Reimbursement of Expenses Incurred by Shareholder(s)	Against	Against			ShrHoldr
	11	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	12	Clawback of Payments Under Restatement	Against	Against			ShrHoldr

05/04/06 - A	Colgate-Palmolive Co. *CL*		194162103		03/07/06		30,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Non-Employee Director Stock Option Plan	For	For			Mgmt
	4	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	5	Performance-Based Equity Awards	Against	For			ShrHoldr

05/10/06 - A	Dentsply International, Inc. *XRAY*		249030107		03/24/06		15,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

06/13/06 - A	eBay Inc. *EBAY*		278642103		04/17/06		24,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Stock Option Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

05/12/06 - A	Ecolab, Inc. *ECL*		278865100		03/14/06		27,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Leslie S. Biller --- For
	1.2	Elect Director Jerry A. Grundhofer --- For
	1.3	Elect Director Kasper Rorsted --- For
	1.4	Elect Director John J. Zillmer --- Withhold
	2	Ratify Auditors	For	For			Mgmt

04/24/06 - A	Eli Lilly and Co. *LLY*		532457108		02/15/06		23,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report on Animal Welfare Policy	Against	Against			ShrHoldr
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	5	Declassify the Board of Directors	Against	For			ShrHoldr
	6	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

05/31/06 - A	Exxon Mobil Corp. *XOM*		30231G102		04/06/06		16,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Provide for Cumulative Voting	Against	Against			ShrHoldr
	4	Require a Majority Vote for the Election of Directors	Against	Against			ShrHoldr
	5	Company-Specific-Nominate Independent Director with Industry Experience	Against	Against			ShrHoldr
	6	Require Director Nominee Qualifications	Against	Against			ShrHoldr
	7	Non-Employee Director Compensation	Against	Against			ShrHoldr
	8	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	9	Review Executive Compensation	Against	Against			ShrHoldr
	10	Link Executive Compensation to Social Issues	Against	Against			ShrHoldr
	11	Report on Political Contributions	Against	Against			ShrHoldr
	12	Report on Charitable Contributions	Against	Against			ShrHoldr
	13	Amend Equal Employment Opportunity Policy to Prohibit Discrimination Based on Sexual Orientation	Against	Against			ShrHoldr
	14	Report on Damage Resulting from Drilling for Oil and gas in Protected Areas	Against	Against			ShrHoldr
	15	Report Accountability for Company's Environmental Impacts due to Operation	Against	Against			ShrHoldr

04/26/06 - A	General Electric Co. *GE*		369604103		02/27/06		60,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For
	1.2	Elect Director Sir William M. Castell --- For
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Jeffrey R. Immelt --- For
	1.6	Elect Director Andrea Jung --- For
	1.7	Elect Director Alan G. Lafley --- For
	1.8	Elect Director Robert W. Lane --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner, III --- For
	1.15	Elect Director Robert C. Wright --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	Against			ShrHoldr
	4	Adopt Policy on Overboarded Directors	Against	For			ShrHoldr
	5	Company-Specific -- One Director from the Ranks of the Retirees	Against	Against			ShrHoldr
	6	Separate Chairman and CEO Positions	Against	Against			ShrHoldr
	7	Require a Majority Vote for the Election of Directors	Against	Against			ShrHoldr
	8	Report on Environmental Policies	Against	Against			ShrHoldr

04/29/06 - A	Harley-Davidson, Inc. *HDI*		412822108		03/09/06		18,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/20/06 - A	Inco Limited *N.*		453258402		03/06/06		13,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For			Mgmt

06/07/06 - A	Ingersoll-Rand Company Limited *IR*		G4776G101		04/10/06		30,000
Meeting for Holders of ADRs
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director T.E. Martin --- Withhold
	1.2	Elect Director P. Nachtigal --- For
	1.3	Elect Director R.J. Swift --- For
	2	Ratify Auditors	For	For			Mgmt

05/17/06 - A	Intel Corp. *INTC*		458140100		03/20/06		56,500
	1	Elect Director Craig R. Barrett	For	For			Mgmt
	2	Elect Director Charlene Barshefsky	For	For			Mgmt
	3	Elect Director E. John P. Browne	For	For			Mgmt
	4	Elect Director D. James Guzy	For	For			Mgmt
	5	Elect Director Reed E. Hundt	For	For			Mgmt
	6	Elect Director Paul S. Otellini	For	For			Mgmt
	7	Elect Director James D. Plummer	For	For			Mgmt
	8	Elect Director David S. Pottruck	For	For			Mgmt
	9	Elect Director Jane E. Shaw	For	For			Mgmt
	10	Elect Director John L. Thornton	For	For			Mgmt
	11	Elect Director David B. Yoffie	For	For			Mgmt
	12	Rescind Fair Price Provision	For	For			Mgmt
	13	Amend Articles/Bylaws/Repeal Supermajority Vote	For	For			Mgmt
	14	Ratify Auditors	For	For			Mgmt
	15	Approve Omnibus Stock Plan	For	For			Mgmt
	16	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt

04/25/06 - A	International Business Machines Corp. *IBM*		459200101		02/24/06		17,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Cathleen Black --- For
	1.2	Elect Director Kenneth I. Chenault --- For
	1.3	Elect Director Juergen Dormann --- For
	1.4	Elect Director Michael L. Eskew --- Withhold
	1.5	Elect Director Shirley Ann Jackson --- For
	1.6	Elect Director Minoru Makihara --- For
	1.7	Elect Director Lucio A. Noto --- For
	1.8	Elect Director James W. Owens --- For
	1.9	Elect Director Samuel J. Palmisano --- For
	1.10	Elect Director Joan E. Spero --- For
	1.11	Elect Director Sidney Taurel --- For
	1.12	Elect Director Charles M. Vest --- For
	1.13	Elect Director Lorenzo H. Zambrano --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Evaluate Age Discrimination in Retirement Plans	Against	Against			ShrHoldr
	5	Time-Based Equity Awards	Against	For			ShrHoldr
	6	Increase Disclosure of Executive Compensation	Against	For			ShrHoldr
	7	Report on Outsourcing	Against	Against			ShrHoldr
	8	Implement/ Increase Activity on the China Principles	Against	Against			ShrHoldr
	9	Report on Political Contributions	Against	Against			ShrHoldr
	10	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	11	Adopt Simple Majority Vote	Against	For			ShrHoldr

05/09/06 - A	ITT Corp. *ITT*		450911102		03/17/06		45,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Change Company Name	For	For			Mgmt

04/27/06 - A	Johnson & Johnson *JNJ*		478160104		02/28/06		26,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Articles to Remove Antitakeover Provision	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Disclose Charitable Contributions	Against	Against			ShrHoldr
	5	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

04/27/06 - A	Lockheed Martin Corp. *LMT*		539830109		03/01/06		32,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director E.C. Aldridge, Jr. --- For
	1.2	Elect Director Nolan D. Archibald --- Withhold
	1.3	Elect Director Marcus C. Bennett --- For
	1.4	Elect Director James O. Ellis, Jr. --- For
	1.5	Elect Director Gwendolyn S. King --- For
	1.6	Elect Director James M. Loy --- For
	1.7	Elect Director Douglas H. McCorkindale --- For
	1.8	Elect Director Eugene F. Murphy --- For
	1.9	Elect Director Joseph W. Ralston --- For
	1.10	Elect Director Frank Savage --- For
	1.11	Elect Director James M. Schneider --- For
	1.12	Elect Director Anne Stevens --- For
	1.13	Elect Director Robert J. Stevens --- For
	1.14	Elect Director James R. Ukropina --- For
	1.15	Elect Director Douglas C. Yearley --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Amend Articles/Bylaws/Charter-Non-Routine	For	For			Mgmt
	5	Increase Disclosure of Executive Compensation	Against	Against			ShrHoldr
	6	Adopt Simple Majority Vote Requirement	Against	For			ShrHoldr
	7	Report Equal Employment Opportunity Information	Against	For			ShrHoldr
	8	Report on Depleted Uranium Weapons Components	Against	Against			ShrHoldr

05/25/06 - A	Lowe's Companies, Inc. *LOW*		548661107		03/31/06		19,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt
	5	Company Specific--RELATING TO THE BOARD OF DIRECTORS	For	For			Mgmt
	6	Report on Wood Procurement Policy	Against	Against			ShrHoldr

04/28/06 - A	Merrill Lynch & Co., Inc. *MER*		590188108		02/27/06		27,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Compensation- Director Compensation	Against	Against			ShrHoldr
	5	Review Executive Compensation	Against	For			ShrHoldr

04/27/06 - A	NOBLE CORP *NE*		G65422100		03/02/06		18,000
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	MEMBER (SHAREHOLDER) PROPOSAL TO SEPARATE THE POSITIONS OF CHAIRMAN/CHIEF EXECUTIVE OFFICER.	Against	For			ShrHoldr

05/03/06 - A	PepsiCo, Inc. *PEP*		713448108		03/10/06		31,800
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Publish Political Contributions	Against	Against			ShrHoldr
	4	Report on Charitable Contributions	Against	Against			ShrHoldr

04/25/06 - A	Praxair, Inc. *PX*		74005P104		03/01/06		24,000
	1	Elect Directors	For	For			Mgmt
	2	Declassify the Board of Directors	None	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Ratify Auditors	For	For			Mgmt

05/24/06 - A	Southern Company *SO*		842587107		03/27/06		22,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	For			Mgmt

06/06/06 - A	Staples, Inc. *SPLS*		855030102		04/10/06		67,500
	1	Elect Directors	For	For			Mgmt
	2	Declassify the Board of Directors	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr

04/26/06 - A	T. Rowe Price Group, Inc. *TROW*		74144T108		02/24/06		30,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Edward C. Bernard --- Withhold
	1.2	Elect Director James T. Brady --- For
	1.3	Elect Director J. Alfred Broaddus, Jr. --- For
	1.4	Elect Director Donald B. Hebb, Jr. --- Withhold
	1.5	Elect Director James A.C. Kennedy --- Withhold
	1.6	Elect Director George A. Roche --- Withhold
	1.7	Elect Director Brian C. Rogers --- Withhold
	1.8	Elect Director Dr. Alfred Sommer --- For
	1.9	Elect Director Dwight S. Taylor --- For
	1.10	Elect Director Anne Marie Whittemore --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Other Business	For	Against			Mgmt

05/17/06 - A	Target Corporation *TGT*		87612E106		03/20/06		28,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Report Political Contributions/Activities	Against	Against			ShrHoldr

05/04/06 - A	Teva Pharmaceutical Industries *TEVA*		881624209		03/27/06		48,000
Meeting for Holders of ADRs
	1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2005 AND THE CONSOLIDATED STATEMENTS OF INCOME FOR THE YEAR THEN ENDED.	For	For			Mgmt
	2	TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2005 BE DECLARED FINAL.	For	For			Mgmt
	3	TO APPOINT PROF. GABRIELA SHALEV AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS.	For	For			Mgmt
	4	TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: DR. PHILLIP FROST	For	For			Mgmt
	5	TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: CARLO SALVI	For	For			Mgmt
	6	TO ELECT THE FOLLOWING DIRECTOR TO SERVE FOR A THREE-YEAR TERM: DAVID SHAMIR	For	For			Mgmt
	7	TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.	For	Against			Mgmt
	8	TO APPROVE AN AMENDMENT TO SECTION 60(E) OF THE COMPANY S ARTICLES OF ASSOCIATION.	For	For			Mgmt
	9	TO APPROVE AN INCREASE IN THE REMUNERATION PAID TO THE DIRECTORS OF THE COMPANY (OTHER THAN THE CHAIRMAN OF THE BOARD).	For	For			Mgmt
	10	TO APPOINT KESSELMAN & KESSELMAN, AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND DETERMINE THEIR COMPENSATION.	For	For			Mgmt

04/11/06 - A	The Bank Of New York Co., Inc. *BK*		064057102		02/21/06		33,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Frank J. Biondi --- For
	1.2	Elect Director Nicholas M. Donofrio --- For
	1.3	Elect Director Gerald L. Hassel --- For
	1.4	Elect Director Richard J. Kogan --- For
	1.5	Elect Director Michael J. Kowalski --- For
	1.6	Elect Director John A. Luke, Jr. --- For
	1.7	Elect Director John C. Malone --- Withhold
	1.8	Elect Director Paul Myners --- For
	1.9	Elect Director Catherine A. Rein --- For
	1.10	Elect Director Thomas A. Renyi --- For
	1.11	Elect Director William C. Richardson --- For
	1.12	Elect Director Brian l. Roberts --- For
	1.13	Elect Director Samuel C. Scott, III --- For
	1.14	Elect Director Richard C. Vaughan --- For
	2	Ratify Auditors	For	For			Mgmt
	3	Provide for Cumulative Voting	Against	For			ShrHoldr
	4	Reimbursement of Expenses of Opposition Candidates	Against	Against			ShrHoldr

05/17/06 - A	The Hartford Financial Services Group, Inc. *HIG*		416515104		03/20/06		28,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

04/26/06 - A	The McGraw-Hill Companies, Inc. *MHP*		580645109		03/07/06		19,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Declassify the Board of Directors	Against	For			ShrHoldr

04/12/06 - A	United Technologies Corp. *UTX*		913017109		02/14/06		43,400
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Increase Authorized Common Stock	For	For			Mgmt
	4	Establish Term Limits for Directors	Against	Against			ShrHoldr
	5	Report on Foreign Sales of Military Products	Against	Against			ShrHoldr

04/27/06 - A	Valero Energy Corp. *VLO*		91913Y100		03/01/06		29,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

05/16/06 - A	Wellpoint Inc *WLP*		94973V107		03/24/06		22,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt

04/25/06 - A	Wells Fargo & Company *WFC*		949746101		03/07/06		24,500
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Lloyd H. Dean --- For
	1.2	Elect Director Susan E. Engel --- For
	1.3	Elect Director Enrique Hernandez, Jr. --- For
	1.4	Elect Director Robert L. Joss --- For
	1.5	Elect Director Richard M. Kovacevich --- For
	1.6	Elect Director Richard D. McCormick --- For
	1.7	Elect Director Cynthia H. Milligan --- Withhold
	1.8	Elect Director Nicholas G. Moore --- For
	1.9	Elect Director Philip J. Quigley --- Withhold
	1.10	Elect Director Donald B. Rice --- Withhold
	1.11	Elect Director Judith M. Runstad --- For
	1.12	Elect Director Stephen W. Sanger --- For
	1.13	Elect Director Susan G. Swenson --- For
	1.14	Elect Director Michael W. Wright --- Withhold
	2	Ratify Auditors	For	For			Mgmt
	3	Require a Majority Vote for the Election of Directors	Against	For			ShrHoldr
	4	Separate Chairman and CEO Positions	Against	For			ShrHoldr
	5	Compensation- Director Compensation	Against	Against			ShrHoldr
	6	Report on Discrimination in Lending	Against	Against			ShrHoldr

05/01/06 - A	Zimmer Holdings Inc *ZMH*		98956P102		03/08/06		10,500
	1	Elect Directors	For	For			Mgmt
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Declassify the Board of Directors	Against	For			ShrHoldr

Item 1, Exhibit A
Vote Summary Report
Oct 01, 2005 - Dec 31, 2005

North Country Equity Growth Fund Investment Company Act file number: 811- 10123

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

10/11/05 - A	The Procter & Gamble Company *PG*		742718109		08/12/05		26,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Articles	For	For			Mgmt
	4	Declassify the Board of Directors	For	For			Mgmt
	5	Report on Animal Welfare Policy	Against	Against			ShrHoldr
	6	Seek Sale of Company/Assets	Against	Against			ShrHoldr
	7	Report on Political Contributions	Against	Against			ShrHoldr

10/12/05 - A	Paychex, Inc. *PAYX*		704326107		08/15/05		46,000
	1	Elect Directors	For	For			Mgmt
	2	Amend Omnibus Stock Plan	For	For			Mgmt
	3	Require a Majority Vote for the Election of Directors	Against	Against			ShrHoldr

10/27/05 - S	Teva Pharmaceutical Industries *TEVA*		881624209		09/22/05		48,000
Meeting for Holders of ADRs
1

TO APPROVE THE ISSUANCE OF ORDINARY SHARES OF TEVA, PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED JULY 25, 2005, BY AND AMONG IVAX CORPORATION, TEVA AND TWO WHOLLY OWNED SUBSIDIARIES OF TEVA, IVORY ACQUISITION SUB, INC. AND IVORY ACQUISITION SUB II

			For	For			Mgmt

11/02/05 - A	Linear Technology Corp. *LLTC*		535678106		09/06/05		9,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Robert H. Swanson, Jr. --- For
	1.2	Elect Director David S. Lee --- Withhold
	1.3	Elect Director Lothar Maier --- For
	1.4	Elect Director Leo T. McCarthy --- For
	1.5	Elect Director Richard M. Moley --- For
	1.6	Elect Director Thomas S. Volpe --- For
	2	Approve Omnibus Stock Plan	For	For			Mgmt
	3	Approve Qualified Employee Stock Purchase Plan	For	For			Mgmt
	4	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	5	Ratify Auditors	For	For			Mgmt

11/03/05 - S	MBNA Corp. *KRB*		55262L100		09/02/05		36,000
	1	Approve Merger Agreement	For	For			Mgmt
	2	Adjourn Meeting	For	For			Mgmt

11/09/05 - A	Microsoft Corp. *MSFT*		594918104		09/09/05		50,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

11/11/05 - A	SYSCO Corporation *SYY*		871829107		09/13/05		43,500
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For			Mgmt
	4	Approve Stock/Cash Award to Executive	For	For			Mgmt
	5	Approve Non-Employee Director Omnibus Stock Plan	For	For			Mgmt

11/15/05 - A	Cisco Systems, Inc. *CSCO*		17275R102		09/16/05		67,000
	1	Elect Directors	For	For			Mgmt
	2	Approve Stock Option Plan	For	For			Mgmt
	3	Ratify Auditors	For	For			Mgmt
	4	Review/Limit Executive Compensation	Against	For			ShrHoldr
	5	Report on Pay Disparity	Against	Against			ShrHoldr
	6	Report on Human Rights Policy	Against	Against			ShrHoldr

12/01/05 - S	Valero Energy Corp. *VLO*		91913Y100		11/02/05		14,500
	1	Increase Authorized Common Stock	For	For			Mgmt

THE NORTH COUNTRY FUNDS: INTERMEDIATE BOND FUND							Item 1, Exhibit B
Investment Company Act file number: 811- 10123
July 1, 2005 - June 30, 2006

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA	NA